UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22045

Wisconsin Capital Funds, Inc.
 (Exact name of registrant as specified in charter)

8020 Excelsior Drive, Suite 402
Madison, Wisconsin 53717
(Address of principal executive offices) (Zip code)

Thomas G. Plumb
8020 Excelsior Drive, Suite 402
Madison, Wisconsin 53717
 (Name and address of agent for service)

(608) 960-4616
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  March 31, 2016

Item 1. Reports to Stockholders.

Plumb Balanced Fund
Plumb Equity Fund

ANNUAL REPORT
March 31, 2016

www.plumbfunds.com

PLUMB FUNDS

March 31, 2016

Dear Fellow Shareholders:

We were a story of two halves for the fiscal year ending March 31, 2016, with the first half being one of outperformance and the second of underperformance as health care and growth stocks fell out of favor with the market.  We would like to take this opportunity to review the investment performance of the Plumb Funds over this past fiscal year.

The Plumb Balanced Fund, comprised of stocks as well as bonds that are used to moderate volatility, was down 3.98% for the fiscal year. The Plumb Equity Fund, which is a diversified stock fund that favors growth companies, finished the fiscal year down 5.76%.  Tables on pages 8 and 10 provide information about the returns of the respective benchmarks of the Funds during the period.

We continue to focus on investments that reflect our shared values. We believe we are doing something logical yet distinct here, attempting to identify good growth companies that have long-term secular tailwinds. We focus mainly on businesses where we feel secular and cyclical opportunities are aligned.

We believe that global health care innovation is one area with dynamic opportunities. There has been some tremendous advancement in this field, ranging from new drugs, therapies, early detection, treatment, medical devices, information systems, and robotics. Companies that fit this theme (in the Funds’ portfolios as of the end of their fiscal year) are Intuitive Surgical, Johnson & Johnson, Allergan, Portola Pharmaceuticals, Exact Sciences, Radius Health, and Abiomed.

The electronic financial processing of transactions is another industry that we believe has significant growth potential. Though relatively mature in the United States, from compendium.mastercard.com we see estimates that 85% of the world’s transactions are still conducted in cash.  This could provide a tremendous growth market for companies serving credit card processing, electronic reporting, electronic security, and internet purchasing.  We believe companies like Visa, MasterCard, Discover, Wex, Fleetcor, Synchrony Financial, Fiserv, Jack Henry, NXP Semiconductors, Priceline, Apple, and even Google all stand to potentially benefit from this trend.

For both the Equity and Balanced Funds’ fiscal year, the top three contributors to performance were Constellation Brands, which owns the U.S. distribution rights to Corona, Modelo, Pacifico, and Victoria and beer and wine labels such as Robert Mondavi, Opus One, Kim Crawford, Rex Goliath, and Ruffino; Fiserv, headquartered in Brookfield, WI, which specializes in software for online bill paying and mobile banking; and Visa which facilities electronic fund transfers throughout the world. Laggards included Portola Pharmaceuticals, Exact Sciences and Hain Celestial.  Portola Pharmaceuticals has a Phase III drug in its pipeline called Andexanet alfa that reverses severe bleeds. While we remain very optimistic about this drug, on March 24, 2016, they announced that their Phase III results for a different pipeline drug named Betrixaban had cloudy data due to the clinical trial’s design. This ultimately sent the stock price down sharply. While we believe Betrixaban will eventually get approved, it may have to go through

PLUMB FUNDS

another Phase III study to pass muster with the FDA. Exact Sciences is a local Madison, WI company that is ramping up an innovative colorectal cancer screening test named Cologuard.  On October 6, 2015, the volunteer U.S. Preventive Services Task Force unexpectedly classified the test in new undefined “alternative” screening method category instead of a traditional category for recommended tests.  Hain Celestial is a leading natural and organic food company out of Lake Success, NY that is overcoming some distribution issues.

As a reminder, even though the Plumb Equity Fund and Plumb Balanced Fund have some overlap with contributors and laggards, the weightings of these holdings are typically much larger in the Plumb Equity Fund.

We are honored and pleased that you are a shareholder of the Plumb Funds.  We are disappointed with the second half of our fiscal year as our former outperformers weighed on performance. However we remain steadfast in our approach and feel confident that it will continue to work for the long-term.  We at Wisconsin Capital Management, LLC (the Plumb Funds’ advisor) are dedicated to a fundamental investment process that we believe can offer competitive returns over a market cycle. We welcome hearing from our shareholders and look forward to exploring the appropriateness of the Plumb Funds in helping to fulfill your investment goals. Please feel free to email or call Nathan Plumb with any questions that you may have at nplumb@plumbfunds.com or directly at (608) 960-4616.

Thomas G. Plumb	Nathan M. Plumb

Opinions expressed are those of Thomas Plumb and Nathan Plumb and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Must be preceded or accompanied by a current prospectus.

Past performance does not guarantee future results.

Fund holdings and sector allocations are subject to change and should not be considered recommendations to buy or sell any security. Please refer to the schedule of investments in this report for complete holdings information.

Mutual fund investing involves risk. Principal loss is possible. The Funds may invest in small and mid-sized companies which involve additional risks such as limited liquidity and greater volatility. The Funds invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. The Balanced Fund will invest in debt securities, which typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments by the Balanced Fund in lower-rated and non-rated securities present a greater risk of loss to principal and interest than higher-rated securities. Investments in Asset Backed

PLUMB FUNDS

and Mortgage Backed Securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments. Because the Funds may invest in ETFs, they are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact the Funds’ ability to sell their shares.

Diversification does not assure a profit nor protect against loss in a declining market.

The Plumb Funds are distributed by Quasar Distributors, LLC.

PLUMB FUNDS

Expense Example
March 31, 2016 (Unaudited)

As a shareholder of the Plumb Funds (the “Funds”), you incur ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2015 – March 31, 2016).

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. However, the table does not include shareholder-specific fees such as the $15.00 fee charged for wire redemptions. The table also does not include portfolio trading commissions and related trading costs. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, which, although not charged by the Funds, may be charged by other funds.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

PLUMB FUNDS

Expense Example
March 31, 2016 (Unaudited) (Continued)

Plumb Balanced Fund
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	October 1, 2015 to
	October 1, 2015	March 31, 2016	March 31, 2016
Actual	$1,000.00	$ 997.40	$6.34
Hypothetical
(5% return per
year before expenses)	$1,000.00	$1,018.65	$6.41

*	Expenses are equal to the Fund’s annualized expense ratio of 1.27%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the partial year period).

Plumb Equity Fund
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	October 1, 2015 to
	October 1, 2015	March 31, 2016	March 31, 2016
Actual	$1,000.00	$ 978.70	$6.93
Hypothetical
(5% return per
year before expenses)	$1,000.00	$1,018.00	$7.06

*	Expenses are equal to the Fund’s annualized expense ratio of 1.40%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the partial year period).

PLUMB FUNDS

Plumb Balanced Fund (Unaudited)

Comparison of Change in Value of a Hypothetical $10,000 Investment
from inception of May 24, 2007 to March 31, 2016

Average Annual Rate of Return
Periods ended March 31, 2016
				Since Inception
	1 Year	3 Year	5 Year	of May 24, 2007
Plumb Balanced Fund	-3.98%	6.89%	5.54%	2.70%
Barclays Capital Intermediate
Government/Credit Bond Index	2.06%	1.83%	3.01%	4.21%
MSCI EAFE Index	-10.67%	-0.45%	-0.60%	-3.40%
S&P 500 Index	1.78%	11.82%	11.58%	5.85%
Blended Benchmark	0.82%	7.16%	7.48%	4.68%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-866-987-7888.

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers.

The Barclays Capital Intermediate Government/Credit Bond Index is an unmanaged index which includes nonconvertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, nonconvertible domestic bonds of companies in industry, public utilities, and finance.

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The MSCI EAFE Index is an index intended to reflect the performance of major developed countries’ international equity markets, besides the United States and Canada.

The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Blended Benchmark is made up of 55% S&P 500 Index, 35% Barclays Capital Intermediate Government/Credit Bond Index, and 10% MSCI EAFE Index.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.

PLUMB FUNDS

Plumb Equity Fund (Unaudited)

Comparison of Change in Value of a Hypothetical $10,000 Investment
from inception of May 24, 2007 to March 31, 2016

Average Annual Rate of Return
Periods ended March 31, 2016
				Since Inception
	1 Year	3 Year	5 Year	of May 24, 2007
Plumb Equity Fund	-5.76%	9.17%	6.10%	2.25%
S&P 500 Index	1.78%	11.82%	11.58%	5.85%
MSCI EAFE Index	-10.67%	-0.45%	-0.60%	-3.40%
Blended Benchmark	0.48%	10.56%	10.33%	4.93%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-866-987-7888.

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers.

The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The MSCI EAFE Index is an index intended to reflect the performance of major developed countries’ international equity markets, besides the United States and Canada.

The Blended Benchmark is made up of 90% S&P 500 Index and 10% MSCI EAFE Index.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.

PLUMB FUNDS

Plumb Balanced Fund
Investments by Industry Sector as of March 31, 2016
(as a Percentage of Total Investments) (Unaudited)

PLUMB FUNDS

Plumb Balanced Fund
Investments by Asset Allocation as of March 31, 2016
(as a Percentage of Total Investments) (Unaudited)

PLUMB FUNDS

Plumb Equity Fund
Investments by Industry Sector as of March 31, 2016
(as a Percentage of Total Investments) (Unaudited)

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – March 31, 2016

	Shares	Value
COMMON STOCKS – 67.73%

Administrative and Support Services – 7.63%
Alliance Data Systems Corporation (a)	3,000	$660,000
The Priceline Group, Inc. (a)	550	708,928
Synchrony Financial (a)	38,000	1,089,080
		2,458,008
Beverage and Tobacco
Product Manufacturing – 6.55%
Brown-Forman Corporation – Class B	5,000	492,350
Constellation Brands, Inc. – Class A	8,000	1,208,720
PepsiCo, Inc.	4,000	409,920
		2,110,990
Broadcasting (except Internet) – 1.92%
The Walt Disney Company	6,250	620,688

Chemical Manufacturing – 8.55%
Allergan PLC (a) (b)	3,500	938,105
Church & Dwight Company, Inc.	7,000	645,260
Johnson & Johnson	6,500	703,300
Portola Pharmaceuticals, Inc. (a)	23,000	469,200
		2,755,865
Computer and Electronic
Product Manufacturing – 8.53%
Apple, Inc.	6,000	653,940
Medtronic PLC (b)	5,000	375,000
Microchip Technology, Inc.	12,500	602,500
NXP Semiconductors NV (a) (b)	10,000	810,700
QUALCOMM, Inc.	6,000	306,840
		2,748,980
Credit Intermediation and Related Activities – 7.25%
Discover Financial Services	15,000	763,800
Visa, Inc. – Class A	13,000	994,240
Wells Fargo & Company	12,000	580,320
		2,338,360
Data Processing, Hosting, and Related Services – 2.39%
Fiserv, Inc. (a)	7,500	769,350

Food Manufacturing – 1.78%
The Hain Celestial Group, Inc. (a)	14,000	572,740

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – March 31, 2016 (Continued)

	Shares	Value
COMMON STOCKS (Continued)

General Merchandise Stores – 1.47%
Costco Wholesale Corporation	3,000	$472,740

Health and Personal Care Stores – 1.46%
McKesson Corporation	3,000	471,750

Machinery Manufacturing – 1.73%
General Electric Company	17,500	556,325

Miscellaneous Manufacturing – 4.20%
ABIOMED, Inc. (a)	4,500	426,645
Intuitive Surgical, Inc. (a)	650	390,682
Stryker Corporation	5,000	536,450
		1,353,777
Other Information Services – 2.69%
Alphabet, Inc. – Class A (a)	600	457,740
Alphabet, Inc. – Class C (a)	551	410,467
		868,207
Pipeline Transportation – 1.45%
Enbridge, Inc. (b)	12,000	466,920

Professional, Scientific, and Technical Services – 6.73%
Exact Sciences Corporation (a)	37,500	252,750
Jack Henry & Associates, Inc.	9,500	803,415
MasterCard, Inc – Class A	6,500	614,250
WEX, Inc. (a)	6,000	500,160
		2,170,575
Publishing Industries (Except Internet) – 1.66%
ANSYS, Inc. (a)	6,000	536,760

Transportation Equipment Manufacturing – 1.74%
Honeywell International, Inc.	5,000	560,250

TOTAL COMMON STOCKS
(Cost $17,565,386)		21,832,285

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – March 31, 2016 (Continued)

	Principal
	Amount	Value
TRUST PREFERRED SECURITIES – 1.61%

Credit Intermediation and Related Activities – 1.61%
Wells Fargo & Company	$500,000	$518,075

TOTAL TRUST PREFERRED SECURITIES
(Cost $569,427)		518,075

CORPORATE BONDS – 27.66%

Administrative and Support Services – 2.37%
The Dun & Bradstreet Corporation
4.375%, 12/01/2022	500,000	503,095
Lender Processing Services, Inc.
5.750%, 04/15/2023	250,000	259,687
		762,782
Broadcasting (except Internet) – 1.63%
Time Warner Cable, Inc.
4.000%, 09/01/2021	500,000	523,817

Chemical Manufacturing – 1.52%
Zoetis, Inc.
3.450%, 11/13/2020	475,000	488,495

Computer and Electronic
Product Manufacturing – 3.13%
Bio-Rad Laboratories, Inc.
4.875%, 12/15/2020	500,000	547,023
Motorola Solutions, Inc.
4.000%, 09/01/2024	500,000	462,293
		1,009,316
Electronics and Appliance Stores – 1.62%
Ingram Micro, Inc.
5.250%, 09/01/2017	500,000	521,504

Food Manufacturing – 1.67%
Corn Products International, Inc.
4.625%, 11/01/2020	500,000	539,428

Health and Personal Care Stores – 0.93%
CVS Pass-Through Trust
6.943%, 01/10/2030	260,093	300,910

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – March 31, 2016 (Continued)

	Principal
	Amount	Value
CORPORATE BONDS (Continued)

Machinery Manufacturing – 1.58%
KLA-Tencor Corporation
3.375%, 11/01/2019	$500,000	$508,487

Merchant Wholesalers, Nondurable Goods – 1.60%
Actavis Funding SCS (b)
3.000%, 03/12/2020	500,000	515,354

Other Information Services – 1.57%
Verisign, Inc.
4.625%, 05/01/2023	500,000	507,500

Pipeline Transportation – 1.04%
Copano Energy, LLC
7.125%, 04/01/2021	325,000	334,274

Publishing Industries (Except Internet) – 3.18%
CA, Inc.
2.875%, 08/15/2018	500,000	508,473
Symantec Corporation
4.200%, 09/15/2020	500,000	517,629
		1,026,102
Securities, Commodity Contracts, and Other Financial
Investments and Related Activities – 5.82%
Citigroup, Inc.
1.969%, 04/25/2024 (c)	500,000	496,589
The Goldman Sachs Group, Inc.
3.000%, 10/30/2027 (c)	500,000	492,889
Morgan Stanley
2.830%, 12/01/2017 (c)	400,000	400,020
Wells Fargo & Company
2.500%, 11/20/2025 (c)	500,000	486,532
		1,876,030

TOTAL CORPORATE BONDS
(Cost $8,849,409)		8,913,999

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – March 31, 2016 (Continued)

	Principal
	Amount	Value
U.S. TREASURY – 1.56%

Treasury Notes – 1.56%
U.S. Treasury Note
1.000%, 12/31/2017	$500,000	$502,422

TOTAL U.S. TREASURY
(Cost $499,453)		502,422

	Shares
SHORT-TERM INVESTMENTS – 1.22%

Money Market Funds – 1.22%
Invesco STIC Liquid Assets Portfolio 0.418% (c)	392,932	392,932

TOTAL SHORT-TERM INVESTMENTS
(Cost $392,932)		392,932

Total Investments
(Cost $27,876,607) – 99.78%		32,159,713
Other Assets in Excess of Liabilities – 0.22%		69,537
TOTAL NET ASSETS – 100.00%		$32,229,250

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Foreign-issued security. Total foreign concentration was as follows: Canada 1.45%, Ireland 4.07%, Luxembourg 1.60%, Netherlands 2.52%.
(c)	Variable rate security. The rate listed is as of March 31, 2016.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Schedule of Investments – March 31, 2016

	Shares	Value
COMMON STOCKS – 97.60%

Administrative and Support Services – 12.68%
Alliance Data Systems Corporation (a)	3,300	$726,000
The Priceline Group, Inc. (a)	700	902,272
Synchrony Financial (a)	38,000	1,089,080
		2,717,352
Beverage and Tobacco
Product Manufacturing – 9.56%
Brown-Forman Corporation – Class B	5,000	492,350
Constellation Brands, Inc. – Class A	10,300	1,556,227
		2,048,577
Broadcasting (except Internet) – 2.83%
The Walt Disney Company	6,100	605,791

Chemical Manufacturing – 14.56%
Allergan PLC (a) (b)	3,700	991,711
Church & Dwight Company, Inc.	7,500	691,350
Johnson & Johnson	6,500	703,300
Portola Pharmaceuticals, Inc. (a)	29,000	591,600
Radius Health, Inc. (a)	4,500	141,480
		3,119,441
Computer and Electronic
Product Manufacturing – 10.37%
Apple, Inc.	5,600	610,344
Microchip Technology, Inc.	7,500	361,500
NXP Semiconductors NV (a) (b)	11,000	891,770
QUALCOMM, Inc.	7,000	357,980
		2,221,594
Credit Intermediation and
Related Activities – 12.64%
Discover Financial Services	15,000	763,800
FleetCor Technologies, Inc. (a)	3,200	476,000
Visa, Inc. – Class A	13,500	1,032,480
Wells Fargo & Company	9,000	435,240
		2,707,520
Data Processing, Hosting, and
Related Services – 4.31%
Fiserv, Inc. (a)	9,000	923,220

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Schedule of Investments – March 31, 2016 (Continued)

	Shares	Value
COMMON STOCKS (Continued)

Food Manufacturing – 2.87%
The Hain Celestial Group, Inc. (a)	15,000	$613,650

Miscellaneous Manufacturing – 3.96%
ABIOMED, Inc. (a)	4,500	426,645
Intuitive Surgical, Inc. (a)	700	420,735
		847,380
Other Information Services – 4.58%
Alphabet, Inc. – Class A (a)	700	534,030
Alphabet, Inc. – Class C (a)	601	447,715
		981,745
Professional, Scientific,
and Technical Services – 11.65%
Exact Sciences Corporation (a)	40,000	269,600
Jack Henry & Associates, Inc.	9,500	803,415
MasterCard, Inc – Class A	8,000	756,000
WEX, Inc. (a)	8,000	666,880
		2,495,895
Publishing Industries (Except Internet) – 4.45%
ANSYS, Inc. (a)	8,000	715,680
Dassault Systèmes SE (b)	3,000	236,850
		952,530
Transportation Equipment Manufacturing – 3.14%
Honeywell International, Inc.	6,000	672,300

TOTAL COMMON STOCKS
(Cost $16,395,831)		20,906,995

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Schedule of Investments – March 31, 2016 (Continued)

	Shares	Value
SHORT-TERM INVESTMENTS – 2.55%

Money Market Funds – 2.55%
Invesco STIC Liquid Assets Portfolio 0.418% (c)	546,988	$546,988

TOTAL SHORT-TERM INVESTMENTS
(Cost $546,988)		546,988

Total Investments
(Cost $16,942,819) – 100.15%		21,453,983
Liabilities in Excess of Other Assets – (0.15)%		(31,098)
TOTAL NET ASSETS – 100.00%		$21,422,885

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Foreign-issued security. Total foreign concentration was as follows: France 1.11%, Ireland 4.63%, Netherlands 4.16%.
(c)	Variable rate security. The rate listed is as of March 31, 2016.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Statements of Assets and Liabilities
March 31, 2016

	Plumb	Plumb
	Balanced	Equity
	Fund	Fund
Assets
Investments, at value*	$32,159,713	$21,453,983
Dividends and interest receivable	101,406	2,051
Receivable for fund shares sold	16,038	4,059
Prepaid assets	15,773	11,776
Total Assets	32,292,930	21,471,869

Liabilities
Accrued distribution fee	15,188	9,883
Payable to Advisor (a)	4,851	1,605
Administrative & accounting
services fee payable (a)	5,392	3,585
Payable to directors	4,484	3,000
Accrued expenses and other liabilities	33,765	30,911
Total Liabilities	63,680	48,984
Net Assets	$32,229,250	$21,422,885

Net Assets Consist Of:
Paid in capital	33,695,467	17,150,913
Accumulated net investment income (loss)	42,200	(31,868)
Accumulated net realized loss	(5,791,523)	(207,324)
Net unrealized appreciation on investments	4,283,106	4,511,164
Net Assets	$32,229,250	$21,422,885

Capital shares outstanding, $0.001 par value
(200 million shares issued each)	1,485,575	1,050,094
Net asset value, offering and
redemption price per share	$21.69	$20.40

* Cost of Investments	$27,876,607	$16,942,819

(a) See Note 4 in the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Statements of Operations
For the Fiscal Year Ended March 31, 2016

	Plumb	Plumb
	Balanced	Equity
	Fund	Fund
Investment Income:
Dividends (Net of foreign withholding
taxes of $991 and $216, respectively)	$257,433	$210,793
Interest	387,597	1,247
Total Investment Income	645,030	212,040

Expenses:
Investment Advisor’s fee (a)	220,601	149,755
Distribution fees	74,675	53,744
Administrative & accounting service fees (a)	67,877	46,078
Legal fees	23,935	24,061
Administration fee	11,780	10,392
Transfer agent fees and expenses	47,386	39,358
Fund accounting fees	35,763	32,193
Registration fees	11,127	10,514
Director fees and expenses	17,858	12,117
Audit and tax fees	15,300	15,273
Custody fees	7,622	6,855
Insurance expense	21,472	14,604
Printing and mailing expense	6,093	4,311
Total expenses before waiver	561,489	419,255
Less: Fees waived/reimbursed by Advisor (a)	(137,257)	(96,706)
Net expenses	424,232	322,549
Net Investment Income (Loss)	220,798	(110,509)

Realized and Unrealized Gain:
Net realized gain on investments	992,013	504,468
Net change in unrealized
appreciation on investments	(2,580,662)	(1,726,648)
Net realized and unrealized
loss on investments	(1,588,649)	(1,222,180)

Net Decrease in Net Assets
Resulting from Operations	$(1,367,851)	$(1,332,689)

(a)  See Note 4 in the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Statements of Changes in Net Assets

	For the	For the
	Year Ended	Year Ended
	March 31,	March 31,
	2016	2015
Operations:
Net investment income	$220,798	$363,075
Net realized gain on investments	992,013	3,282,396
Net change in unrealized appreciation
on investments	(2,580,662)	(480,599)
Net increase (decrease) in net assets
resulting from operations	(1,367,851)	3,164,872

Dividends and Distributions to Shareholders:
Net investment income	(232,417)	(359,410)
Total dividends and distributions	(232,417)	(359,410)

Capital Share Transactions:
Proceeds from shares sold	2,317,424	989,712
Shares issued in reinvestment of dividends	102,481	156,972
Cost of shares redeemed	(3,688,575)	(2,264,265)
Net decrease in net assets
from capital share transactions	(1,268,670)	(1,117,581)

Total increase (decrease) in net assets	(2,868,938)	1,687,881

Net Assets:
Beginning of year	35,098,188	33,410,307
End of year*	$32,229,250	$35,098,188

* Including accumulated net
investment income of	$42,200	$53,724

Change in Shares Outstanding:
Shares sold	102,205	44,651
Shares issued in reinvestment of dividends	4,631	7,233
Shares redeemed	(164,004)	(102,461)
Net decrease	(57,168)	(50,577)

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Statements of Changes in Net Assets

	For the	For the
	Year Ended	Year Ended
	March 31,	March 31,
	2016	2015
Operations:
Net investment loss	$(110,509)	$(12,562)
Net realized gain on investments	504,468	3,820,954
Net change in unrealized appreciation
on investments	(1,726,648)	(789,568)
Net increase (decrease) in net assets
resulting from operations	(1,332,689)	3,018,824

Dividends and Distributions to Shareholders:
Net investment income	—	(36,913)
Realized gains	(2,484,322)	(220,201)
Total dividends and distributions	(2,484,322)	(257,114)

Capital Share Transactions:
Proceeds from shares sold	989,916	924,793
Shares issued in reinvestment of
dividends and realized gains	2,484,322	239,481
Cost of shares redeemed	(2,364,085)	(3,336,323)
Net increase (decrease) in net assets
from capital share transactions	1,110,153	(2,172,049)

Total increase (decrease) in net assets	(2,706,858)	589,661

Net Assets:
Beginning of year	24,129,743	23,540,082
End of year*	$21,422,885	$24,129,743

* Including accumulated net
investment loss of	$(31,868)	$(12,818)

Change in Shares Outstanding:
Shares sold	44,256	39,441
Shares issued in reinvestment of dividends	115,496	10,527
Shares redeemed	(104,142)	(146,764)
Net increase (decrease)	55,610	(96,796)

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Financial Highlights

	For the Years Ended March 31,
	2016	2015	2014	2013	2012
Per share operating
performance (For a
share outstanding
throughout the period)

Net asset value,
beginning of year	$22.75	$20.97	$18.34	$18.38	$17.82
Operations:
Net investment
income(1)	0.15	0.24	0.29	0.39	0.29
Net realized and
unrealized gain (loss)	(1.05)	1.77	2.63	(0.01)	0.54
Total from
investment operations	(0.90)	2.01	2.92	0.38	0.83
Dividends and distributions
to shareholders:
Dividends from net
investment income	(0.16)	(0.23)	(0.29)	(0.42)	(0.27)
Total dividends
and distributions	(0.16)	(0.23)	(0.29)	(0.42)	(0.27)
Change in net asset
value for the year	(1.06)	1.78	2.63	(0.04)	0.56
Net asset value,
end of year	$21.69	$22.75	$20.97	$18.34	$18.38
Total return(2)	-3.98%	9.65%	16.01%	2.22%	4.87%

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Financial Highlights (Continued)

	For the Years Ended March 31,
	2016	2015	2014	2013	2012
Ratios / supplemental data
Net assets,
end of year (000)	$32,229	$35,098	$33,410	$34,094	$49,981
Ratio of net expenses
to average net assets:
Before expense
reimbursement
and waivers	1.65%	1.62%	1.58%	1.47%	1.48%
After expense
reimbursement
and waivers	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment
income to average net assets:
After expense
reimbursement
and waivers	0.65%	1.05%	1.36%	1.83%	1.78%
Portfolio turnover rate	52%	53%	46%	64%	72%

(1)	Net investment income per share is calculated using current year ending balances prior to consideration of adjustment for permanent book and tax differences.
(2)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Financial Highlights

	For the Years Ended March 31,
	2016	2015	2014	2013	2012
Per share operating
performance (For a
share outstanding
throughout the period)

Net asset value,
beginning of year	$24.26	$21.57	$17.87	$18.02	$17.56
Operations:
Net investment
income (loss)(1)	(0.10)	(0.01)	0.11	0.20	0.08
Net realized and
unrealized gain (loss)	(1.16)	2.96	3.70	(0.14)	0.42
Total from
investment operations	(1.26)	2.95	3.81	0.06	0.50
Dividends and distributions
to shareholders:
Dividends from net
investment income	—	(0.04)	(0.11)	(0.21)	(0.04)
Distributions from
realized gains	(2.60)	(0.22)	—	—	—
Total dividends
and distributions	(2.60)	(0.26)	(0.11)	(0.21)	(0.04)
Change in net asset
value for the year	(3.86)	2.69	3.70	(0.15)	0.46
Net asset value,
end of year	$20.40	$24.26	$21.57	$17.87	$18.02
Total return(2)	-5.76%	13.76%	21.38%	0.42%	2.88%

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Financial Highlights (Continued)

	For the Years Ended March 31,
	2016	2015	2014	2013	2012
Ratios / supplemental data
Net assets,
end of year (000)	$21,423	$24,130	$23,540	$36,422	$49,982
Ratio of net expenses
to average net assets:
Before expense
reimbursement
and waivers	1.82%	1.72%	1.68%	1.46%	1.54%
After expense
reimbursement
and waivers	1.40%	1.40%	1.40%	1.40%	1.40%
Ratio of net investment
income to average net assets:
After expense
reimbursement
and waivers	-0.48%	-0.05%	0.38%	1.08%	0.80%
Portfolio turnover rate	41%	52%	52%	84%	69%

(1)	Net investment income per share is calculated using current year ending balances prior to consideration of adjustment for permanent book and tax differences.
(2)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Notes to Financial Statements
March 31, 2016

1. ORGANIZATION

Wisconsin Capital Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end, diversified management investment company. The Company was organized as a Maryland corporation on April 3, 2007. The Company is authorized to issue up to 2 billion shares, which are units of beneficial interest with a $0.001 par value. The Company currently offers shares of two series, each with its own investment strategy and risk/reward profile: the Plumb Balanced Fund and the Plumb Equity Fund (individually a “Fund”, collectively the “Funds”). The investment objective of the Plumb Balanced Fund is high total return through capital appreciation while attempting to preserve principal, with current income as a secondary objective. The investment objective of the Plumb Equity Fund is long-term capital appreciation.  Wisconsin Capital Management, LLC (the “Advisor”) serves as the Funds’ investment advisor.  As of December 31, 2014, the Advisor is owned by TGP, Inc.  The Advisor is controlled by Thomas G. Plumb indirectly through TGP, Inc.  Certain directors or officers of the Funds are also officers of the Advisor.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

Security Valuation:

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the year.  These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments)

PLUMB FUNDS

Notes to Financial Statements
March 31, 2016 (Continued)

Equity securities, including domestic common stocks and foreign issued common stocks, are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation.  Nasdaq-listed securities are valued at their Nasdaq Official Closing Price.  Equity securities not traded on a listed exchange or not traded using Nasdaq are valued as of the last sale price at the close of the U.S. market.  If there are no sales on a given day for securities traded on an exchange, the latest bid quotation will be used.  These securities will generally be classified as Level 1 securities.

Investments in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds and will be classified as Level 1 securities.

Debt securities, such as corporate bonds, trust preferred securities, and U.S. Treasury notes are valued using a market approach based on information supplied by independent pricing services.  The market inputs used by the independent pricing service include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data including market research publications.  Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument.  To the extent the inputs are observable and timely, these debt securities, trust preferred securities, and U.S. Treasury notes will generally be classified as Level 2 securities.

Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Directors and will be classified as Level 3 securities.

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

PLUMB FUNDS

Notes to Financial Statements
March 31, 2016 (Continued)

The following is a summary of the inputs used, as of March 31, 2016, to value the Funds’ investments carried at fair value:

Description	Level 1	Level 2	Level 3	Total
Plumb Balanced Fund
Investments in:
Common Stocks*	$21,832,285	$—	$—	$21,832,285
Trust Preferred Securities*	—	518,075	—	518,075
Corporate Bonds*	—	8,913,999	—	8,913,999
U.S. Treasury*	—	502,422	—	502,422
Money Market Funds	392,932	—	—	392,932
Total	$22,225,217	$9,934,496	$—	$32,159,713

Description	Level 1	Level 2	Level 3	Total
Plumb Equity Fund
Investments in:
Common Stocks*	$20,906,995	$—	$—	$20,906,995
Money Market Funds	546,988	—	—	546,988
Total	$21,453,983	$—	$—	$21,453,983

*  For detailed industry descriptions, refer to the Schedule of Investments.

The Funds did not hold any investments during the year with significant unobservable inputs which would be classified as Level 3.  As of and during the fiscal year ending March 31, 2016, no securities were transferred into or out of Level 1 or Level 2.  It is the Funds’ policy to consider transfers into or out of any level as of the end of the reporting period. The Funds did not hold any derivative instruments during the fiscal year ended March 31, 2016.

Use of Estimates:

The presentation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

Expenses:

Generally, expenses directly attributable to a Fund are charged to the Fund, while expenses attributable to more than one series of the Company are allocated among the respective series based on relative net assets or another appropriate basis.

PLUMB FUNDS

Notes to Financial Statements
March 31, 2016 (Continued)

Federal Income Taxes:

The Funds intend to meet the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all net investment taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Funds.  Therefore, no federal income or excise tax provision is recorded.

As of and during the fiscal year ended March 31, 2016, the Funds did not have a liability for any unrecognized tax benefits.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.  During the fiscal year ended March 31, 2016, the Funds did not incur any interest or penalties.

Distributions to Shareholders:

Dividends from net investment income are declared and paid at least annually.  Distributions of net realized capital gains, if any, will be declared and paid at least annually.  Distributions to shareholders are recorded on the ex-dividend date.

The Funds may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from GAAP.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds.

For the fiscal year ended March 31, 2016, the Funds made the following reclassifications to increase (decrease) the components of net assets:

		Accumulated
		Undistributed	Accumulated
	Paid in	Net Investment	Net Realized
	Capital	Income (Loss)	Gain (Loss)
Plumb Balanced Fund	$—	$95	$(95)
Plumb Equity Fund	$(91,506)	$91,459	$47

Other:

Investment and shareholder transactions are recorded on the trade date. Gains or losses from investment transactions are determined using the specific identification method. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the effective interest method.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

PLUMB FUNDS

Notes to Financial Statements
March 31, 2016 (Continued)

3. DISTRIBUTION PLAN

The Company has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Funds, which authorizes it to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee up to 0.25% of the Funds’ average daily net assets for services to prospective Fund shareholders and distribution of Fund shares.  During the fiscal year ended March 31, 2016, the Plumb Balanced Fund and the Plumb Equity Fund incurred expenses of $74,675 and $53,744, respectively, pursuant to the 12b-1 Plan.  As of March 31, 2016, $15,188 and $9,883 for the Plumb Balanced Fund and Plumb Equity Fund, respectively, were accrued.

4. INVESTMENT ADVISOR AND OTHER AFFILIATES

The Funds have an Investment Advisory Agreement (the “Advisory Agreement”) with Wisconsin Capital Management, LLC. The Advisory Agreement provides for advisory fees computed daily and paid monthly at an annual rate of 0.65% of the Funds’ average daily net assets.

Under the terms of the Advisory Agreement, the Advisor has contractually agreed to limit the Funds’ expenses.  The Advisor has agreed to limit annual operating expenses through July 31, 2016, to 1.25% and 1.40% of the Funds’ average daily net assets for the Plumb Balanced Fund and the Plumb Equity Fund, respectively.  Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a period are less than the expense limitation caps in place at the time the waiver was made, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. For the fiscal year ended March 31, 2016, the Advisor waived expenses for the Plumb Balanced Fund and the Plumb Equity Fund of $137,257 and $96,706, respectively. There were no expense recoupments during the fiscal year ended March 31, 2016.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery as of March 31, 2016 expiring in:

Plumb Balanced Fund	Plumb Equity Fund
2017 . . . . . . . $108,110	2017 . . . . . . . $72,213
2018 . . . . . . . $125,699	2018 . . . . . . . $74,257
2019 . . . . . . . $137,257	2019 . . . . . . . $96,706

The Funds also have an Administrative and Accounting Services Agreement (“Agreement”) with the Advisor.  Fund administration responsibilities include general fund management, compliance, financial reporting, and oversight and assistance to other providers.  The Advisor’s administrative and accounting fees are 0.20% of the Funds’ average daily net assets, computed daily and paid monthly.

PLUMB FUNDS

Notes to Financial Statements
March 31, 2016 (Continued)

5. INVESTMENT TRANSACTIONS

For the fiscal year ended March 31, 2016, the aggregate purchases and sales of investment securities, other than short-term investments, were as follows:

	Plumb Balanced Fund	Plumb Equity Fund
Purchases:	$17,308,113	$ 9,213,273
Sales:	$18,060,573	$10,347,406

6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund under Section 2(a)(9) of the 1940 Act.  As of March 31, 2016 certain entities and their affiliates which may control or be under common control with the Advisor, including Thomas Plumb, SVA Plumb Trust Company, and SVA Plumb Wealth Management, LLC, either directly or for the benefit of their customers, owned 69.16% of the Plumb Balanced Fund and 70.88% of the Plumb Equity Fund.

7. FEDERAL TAX INFORMATION

As of March 31, 2016 the components of accumulated earnings (losses) for income tax purposes were as follows:

	Plumb Balanced Fund	Plumb Equity Fund
Unrealized appreciation	$5,424,722	$5,616,937
Unrealized depreciation	(1,158,891)	(1,110,669)
Net tax unrealized
appreciation on investments	4,265,831	4,506,268
Undistributed ordinary income	42,200	—
Undistributed long-term capital gain	—	—
Other accumulated losses	(5,774,248)	(234,296)
Total accumulated gains (losses)	$(1,466,217)	$4,271,972

The tax cost of investments as of March 31, 2016 was $27,893,882 and $16,947,715 for the Plumb Balanced Fund and Plumb Equity Fund, respectively.  The tax basis of investments for tax and financial reporting purposes differs principally due to the deferral of losses on wash sales.

PLUMB FUNDS

Notes to Financial Statements
March 31, 2016 (Continued)

As of March 31, 2016, the Funds had prior tax basis capital losses which may be carried over to offset future capital gains as shown below.

	Capital Loss Carryover
	Plumb Balanced Fund	Plumb Equity Fund
Expires:
March 31, 2018	$(5,563,665)	$ —

Prior year capital loss carryovers of $1,071,983 and $0 for the Plumb Balanced Fund and Plumb Equity Fund, respectively, were utilized during the year.

As of March 31, 2016, the Funds deferred, on a tax basis, late year and post-October losses of:

	Plumb Balanced Fund	Plumb Equity Fund
Late Year Ordinary	$ —	$ 31,868
Post-October	$210,583	$202,428

8. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the fiscal years ended March 31, 2016 and 2015 was as follows:

	Plumb Balanced Fund
	Year Ended	Year Ended
	March 31, 2016	March 31, 2015
Distributions paid from:
Ordinary Income	$232,417	$359,410
Total Distributions Paid	$232,417	$359,410

	Plumb Equity Fund
	Year Ended	Year Ended
	March 31, 2016	March 31, 2015
Distributions paid from:
Ordinary Income	$—	$36,918
Long-Term Capital Gains	$2,484,322	$220,196
Total Distributions Paid	$2,484,322	$257,114

PLUMB FUNDS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of
Wisconsin Capital Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Wisconsin Capital Funds, Inc., comprising the Plumb Balanced Fund and the Plumb Equity Fund (the “Funds”), as of March 31, 2016, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of March 31, 2016, by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Plumb Balanced Fund and the Plumb Equity Fund as of March 31, 2016, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Cleveland, Ohio
May 23, 2016

PLUMB FUNDS

Additional Information (Unaudited)

1. ADDITIONAL DISCLOSURE REGARDING FUND DIRECTORS AND OFFICERS

	Position(s) Held with	Principal		Number of	Other
	Wisconsin Capital	Occupation(s)		Plumb Funds	Directorships
Name, Address	Funds, Inc. and Length	During Past		Overseen	Held by
and Age	of Time Served(1)	Five Years		by Director	Director

Independent Directors:

Patrick J. Quinn	Director since	•	Currently retired	2	National
8020 Excelsior	May 2007	•	President and		Presto
Drive, Suite 402			Chairman of the		Industries
Madison, WI 53717			Board of Ayres		since May
Birth date:			Associates (professional		2001
September 1949			civil engineering firm),
from April 2000 to
December 2010

Jay Loewi	Director since	•	Chief Executive	2	None
8020 Excelsior	May 2007		Officer, QTI Group
Drive, Suite 402			(staffing company),
Madison, WI 53717			since November 2007
Birth date:		•	President, QTI Group
March 1957			of Companies,
since 2002

Jeffrey B. Sauer	Director since	•	Assistant to the	2	None
8020 Excelsior	May 2007		Commissioner of
Drive, Suite 402			Western Collegiate
Madison, WI 53717			Hockey Association,
Birth date:			since 2002
March 1943

Interested Directors and Officers:

Thomas G. Plumb(2)(3)	Director, Chairman,	•	President of SVA	2	None
8020 Excelsior	President and Chief		Plumb Wealth
Drive, Suite 402	Executive Officer		Management, LLC,
Madison, WI 53717	since May 2007		since March 2011
Birth date:		•	President of SVA
July 1952			Plumb Financial, LLC,
since March 2011
		•	CEO of SVA Plumb
Trust Company,
since March 2011
		•	President of Wisconsin
Capital Management,
LLC, since January 2004

PLUMB FUNDS

Additional Information (Unaudited) (Continued)

	Position(s) Held with			Other
	Wisconsin Capital			Directorships
Name, Address	Funds, Inc. and Length	Principal Occupation(s)		Held by
and Age	of Time Served(1)	During Past Five Years		Director

Connie M. Redman	Chief Compliance	•	Chief Compliance	N/A
8020 Excelsior	Officer since May 2007		Officer of SVA Plumb
Drive, Suite 402			Wealth Management,
Madison, WI 53717	Secretary		LLC since April 2012
Birth date:	since August 2010	•	Vice President and
February 1966			Chief Compliance Officer
of Wisconsin Capital
Management, LLC
since March 2008
		•	Corporate Secretary
of Wisconsin Capital
Management, LLC
from March 2008 to
December 2014

Donna M. Baker	Treasurer	•	Chief Administrative	N/A
8020 Excelsior	since August 2010		Officer of SVA Plumb
Drive, Suite 402			Trust Company since
Madison, WI 53717			September 2014
Birth date:		•	Operations Manager of
March 1964			SVA Plumb Trust Company
from March 2011 to
August 2014

PLUMB FUNDS

Additional Information (Unaudited) (Continued)

	Position(s) Held with			Other
	Wisconsin Capital			Directorships
Name, Address	Funds, Inc. and Length	Principal Occupation(s)		Held by
and Age	of Time Served(1)	During Past Five Years		Director

Nathan M. Plumb(3)	Vice President	•	Chief Operating Officer,	N/A
8020 Excelsior	since August 2015		Vice President, and
Drive, Suite 402			Corporate Secretary
Madison, WI 53717	Chief Financial		of Wisconsin Capital
Birth date:	Officer and		Management, LLC
June 1975	Associate Portfolio		since January 2015
	Manager since	•	Associate Financial
	January 2015		Consultant of SVA
Plumb Wealth
	Assistant Portfolio		Management, LLC
	Manager from		from March 2011 to
	August 2013 to		December 2014
	December 2014	•	Portfolio Manager of
Wisconsin Capital
Management, LLC
since September 2013
		•	Assistant Portfolio
Manager of Wisconsin
Capital Management,
LLC from 2010 to
September 2013

(1)
Officers of the Funds serve one-year terms, subject to annual reappointment by the Board of Directors.  Directors of the Funds serve a term of indefinite length until their resignation or removal, and stand for re-election by shareholders as and when required under the 1940 Act.

(2)	Thomas G. Plumb is an “interested person” of the Funds by virtue of his positions with the Funds and the Advisor.
(3)	Nathan M. Plumb is the son of Thomas G. Plumb.

PLUMB FUNDS

Additional Information (Unaudited) (Continued)

The Board of Directors of the Funds has an audit committee and a nominating committee. The audit committee consults with the independent auditors for the Funds on matters pertaining to their audits of the Funds’ annual financial statements, and approves all audit and non-audit services to be provided by the independent auditors. The audit committee has adopted a written charter, which is available upon request. The audit committee consists of Jay Loewi (Chair), Patrick J. Quinn and Jeffrey B. Sauer, none of whom is an “interested” person of the Funds. Jay Loewi has been determined by the Board to be an audit committee financial expert.

The nominating committee considers and recommends nominees for directors to the Board to fill vacancies and for election and re-election as and when required. All nominations of directors who are not “interested persons” of the Funds must be made and approved by the nominating committee. The nominating committee has not established any specific, minimum qualifications or standards for director nominees. The nominating committee will generally not consider any director candidates recommended by shareholders. The nominating committee has adopted a written charter, which is available upon request. No policy or procedure has been established as to the recommendation of director nominees by shareholders, except that nominations of directors who are not “interested persons” of the Funds must be made and approved by the nominating committee. The nominating committee consists of Jeffrey B. Sauer (Chair), Jay Loewi and Patrick J. Quinn.

The Funds’ Statement of Additional Information includes additional information about the directors of the Company and is available, without charge, at www.plumbfunds.com or upon request, by calling 1-866-987-7888.

2. QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended March 31, 2016, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8% (which includes a 3.8% Medicare tax).  The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Plumb Balanced Fund	99.37%
Plumb Equity Fund	—%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends–received deduction for the fiscal year ended March 31, 2016, was as follows:

Plumb Balanced Fund	94.90%
Plumb Equity Fund	—%

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WISCONSIN CAPITAL FUNDS, INC.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701
1-866-987-7888

INVESTMENT ADVISOR
Wisconsin Capital Management, LLC
8020 Excelsior Drive, Suite 402
Madison, WI  53717
Telephone:  (608) 960-4616

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

CUSTODIAN
U.S. Bank National Association
1555 N. Rivercenter Drive
MK-WI-5302
Milwaukee, WI  53212

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
US Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH  44115

LEGAL COUNSEL
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, WI  53202

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

The Funds’ Proxy Voting Policies and Procedures are available without charge upon request by calling 1-866-987-7888 and on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2015 is available by calling 1-866-987-7888 and on the SEC’s website at www.sec.gov.

The Funds’ complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling 1-866-987-7888 and on the SEC’s website at www.sec.gov.  The Funds’ Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any material amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

Incorporated by reference to the Registrant’s June 6, 2009 N-CSR filing.

Item 3. Audit Committee Financial Expert.

The registrant’s board of directors has determined that there is at least one audit committee financial expert serving on its audit committee.   Jay V. Loewi is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, tax services, and other services during the past two fiscal years. The registrant has not engaged its principal accountant to perform any audit-related services during such period.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  “Other services” relate to the review by the principal accountant of the Funds’ Semi-Annual Report to Shareholders. The following table details the aggregate fees billed or expected to be billed for the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 3/31/16	FYE 3/31/15
Audit Fees	$24,000	$24,000
Audit-Related Fees	0	0
Tax Fees	$ 5,000	$ 5,000
All Other Fees	$ 1,500	$ 1,500

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.  All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the last two fiscal years.  The audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control of the registrant’s investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence in its audit of the registrant and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 3/31/16	FYE 3/31/15
Registrant	$1,500	$1,500
Registrant’s Investment Adviser	$ 0	$ 0

No services described in paragraphs (b)-(d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors/trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer (principal executive officer) and Vice President/Chief Financial Officer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Incorporated by reference to the Registrant’s June 6, 2009 N-CSR filing.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Wisconsin Capital Funds, Inc.

By (Signature and Title)      /s/Thomas G. Plumb
Thomas G. Plumb, President

Date     May 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Thomas G. Plumb
Thomas G. Plumb, Principal Executive Officer

Date     May 23, 2016

By (Signature and Title)      /s/Nathan M. Plumb
Nathan M. Plumb, Principal Financial Officer

Date     May 23, 2016